DISCONTINUED OPERATIONS - Major classes of assets and liabilities (Details)	Dec. 31, 2022 CNY (¥)
DISPOSAL OF SUBSIDIARIES
Total current assets	¥ 25,924
NFT business group | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
DISPOSAL OF SUBSIDIARIES
Prepayments and other current assets	25,924
Total current assets	25,924
Account payable	158,800,167
Other payables and accruals	536,473
Total current liabilities	¥ 159,336,640